Nationwide Life Insurance Company:
o        Nationwide Variable Account-II
o        Nationwide Variable Account-7
o        Nationwide Variable Account-9
o        Nationwide VLI Separate Account-6



                 Prospectus supplement dated August 20, 2004 to
                          Prospectus dated May 1, 2004
--------------------------------------------------------------------------------
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
--------------------------------------------------------------------------------

The sub-adviser information relating to the Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II and Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II is amended as follows:


Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II

------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    American Century Investment Management, Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------